Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025 MBoe segment	Dec. 31, 2024 MBoe	Feb. 10, 2025
Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) [Line Items]
Reportable operating segment (in segment)	1	1
Term of unweighted average of pricing		12 months
Term of unweighted average U.S. energy information administration		12 months	12 months
Reserve percentage		94.00%		10.00%
Remaining percentage		6.00%
Percentage of sale of a net ORRI in the existing fields.		5.00%
Term of unweighted arithmetic average price		12 months	12 months
Future net cash flows discounted rate		10.00%
Term of average price		12 months
Subject to revision discount rate		10.00%
Extensions and Discoveries [Member]
Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) [Line Items]
Extensions and discoveries (in Thousands of Barrels of Oil Equivalent)			0
Dispositions of Minerals [Member]
Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) [Line Items]
Dispositions of minerals in place (in Thousands of Barrels of Oil Equivalent)		5,511